Basis of preparation	12 Months Ended
Dec. 31, 2022
Disclosure of Basis of Preparation of Financial Statements Text Block [Abstract]
Basis of preparation
2	Basis of preparation

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements have been prepared on a historical cost basis except for (i) certain financial instruments; and (ii) assets and liabilities arising from business combinations measured at their fair values, when applicable. All relevant information in the financial statements is being evidenced by and corresponds to that used by Management in the administration of the Company.

The financial statements are presented in millions of Brazilian Reais (R$), which is the functional currency of the Company.

The balance sheet as of December 31, 2022 and 2021 and related statements of operations and comprehensive income, shareholders equity and cash flows for the three years ended December 31, 2022, including related notes, were approved by the Board of Directors on March 13, 2023.